COST OF REVENUES	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES
NOTE 18 - COST OF REVENUES

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Cost of integrated POS devices sales	73,226	64,106	68,433
Cost of recurring revenue:
Cost of services	26,798	20,088	13,419
Cost of processing	107,447	88,285	65,346
	207,471	172,479	147,198

As of the periods ended December 31, 2025, 2024 and 2023, cost of revenue includes employee related costs and share based compensation in the amount of $11,282, $9,890 and $7,385 thousand, respectively.